Impact on balance sheet as at 1 January 2022 - Balance sheet reconciliation (Details) - GBP (£) £ in Millions	Jun. 30, 2023		Dec. 31, 2022		Jun. 30, 2022		Jan. 01, 2022	Dec. 31, 2021
Assets
Cash and balances at central banks	£ 95,522		£ 91,388	[1]			£ 76,420
Financial assets at fair value through profit or loss	191,525		180,769	[1]			206,971
Derivative financial instruments	23,670		24,753	[1]			22,051
Financial assets at amortised cost	510,908		520,322	[1]			517,156
Financial assets at fair value through other comprehensive income	22,232		23,154	[1]			28,137
Goodwill and other intangible assets	8,203		7,615	[1]			6,713
Current tax recoverable	970		612	[1]			363
Deferred tax assets	6,210		6,422	[1]			3,773
Retirement benefit assets	4,685		3,823	[1]			4,531
Other assets	18,879		14,536	[1]			15,142
Total assets	882,804		873,394	[1]			881,257
Liabilities
Deposits from banks	6,222		7,266	[1]			7,647
Customer deposits	469,813		475,331	[1]			476,344
Repurchase agreements at amortised cost	44,622		48,596	[1]			31,125
Financial liabilities at fair value through profit or loss	23,777		17,755	[1]			23,123
Derivative financial instruments	23,662		24,042	[1]			18,060
Notes in circulation	1,342		1,280	[1]			1,321
Debt securities in issue	79,264		73,819	[1]			71,552
Liabilities arising from insurance contracts and participating investment contracts	113,566		110,278	[1]			125,179	£ 125,179
Liabilities arising from non-participating investment contracts	41,943		39,476	[1]			40,890
Other liabilities	22,303		18,764	[1]			19,367
Retirement benefit obligations	120		126	[1]			230
Current tax liabilities	25		8	[1]			6
Deferred tax liabilities	181		209	[1]			8
Other provisions	1,625		1,803	[1]			2,080
Subordinated liabilities	9,857		10,730	[1]			13,108
Total liabilities	838,322		829,483	[1]			830,040
Equity
Share capital	6,464		6,729	[1]			7,102
Share premium account	18,557		18,504	[1]			18,479
Other reserves	6,191		6,587	[1]			11,177
Retained profits	6,079		6,550	[1]			8,318
Ordinary shareholders’ equity	37,291		38,370	[1]			45,076
Other equity instruments	6,940		5,297	[1]			5,906
Total equity excluding non-controlling interests	44,231		43,667	[1]	£ 47,501		50,982
Non-controlling interests	251		244	[1]			235
Total equity	44,482	[2]	43,911	[1],[3]	47,720	[4]	51,217	51,217
Total equity and liabilities	£ 882,804		873,394	[1]			881,257
Previously reported
Assets
Cash and balances at central banks			91,388					76,420
Items in the course of collection from banks			242					147
Financial assets at fair value through profit or loss			180,609					206,771
Derivative financial instruments			24,753					22,051
Financial assets at amortised cost			520,322					517,156
Financial assets at fair value through other comprehensive income			23,154					28,137
Reinsurance assets			616					759
Investments in joint ventures and associates			385					352
Goodwill			2,655					2,320
Value of in-force business			5,419					5,514
Other intangible assets			4,786					4,196
Current tax recoverable			612					363
Deferred tax assets			5,228					3,118
Retirement benefit assets			3,823					4,531
Other assets			13,837					14,690
Total assets			877,829					886,525
Liabilities
Deposits from banks			7,266					7,647
Customer deposits			475,331					476,344
Repurchase agreements at amortised cost			48,596					31,125
Items in course of transmission to banks			372					316
Financial liabilities at fair value through profit or loss			17,755					23,123
Derivative financial instruments			24,042					18,060
Notes in circulation			1,280					1,321
Debt securities in issue			73,819					71,552
Liabilities arising from insurance contracts and participating investment contracts			106,893					123,423
Liabilities arising from non-participating investment contracts			42,975					45,040
Other liabilities			19,090					19,947
Retirement benefit obligations			126					230
Current tax liabilities			8					6
Deferred tax liabilities			216					39
Other provisions			1,809					2,092
Subordinated liabilities			10,730					13,108
Total liabilities			830,308					833,373
Equity
Share capital			6,729					7,102
Share premium account			18,504					18,479
Other reserves			6,602					11,189
Retained profits			10,145					10,241
Ordinary shareholders’ equity			41,980					47,011
Other equity instruments			5,297					5,906
Total equity excluding non-controlling interests			47,277					52,917
Non-controlling interests			244					235
Total equity			47,521		50,075			53,152
Total equity and liabilities			877,829					886,525
Adjustment on adoption of IFRS 17
Assets
Cash and balances at central banks							0	0
Items in the course of collection from banks							0	0
Financial assets at fair value through profit or loss							200	200
Derivative financial instruments							0	0
Financial assets at amortised cost							0	0
Financial assets at fair value through other comprehensive income							0	0
Reinsurance assets							(759)	(759)
Investments in joint ventures and associates							0	0
Goodwill							0	0
Value of in-force business							(5,317)	(5,317)
Other intangible assets							0	0
Goodwill and other intangible assets							0	0
Current tax recoverable							0	0
Deferred tax assets							655	655
Retirement benefit assets							0	0
Other assets							(47)	(47)
Total assets							(5,268)	(5,268)
Liabilities
Deposits from banks							0	0
Customer deposits							0	0
Repurchase agreements at amortised cost							0	0
Items in course of transmission to banks							0	0
Financial liabilities at fair value through profit or loss							0	0
Derivative financial instruments							0	0
Notes in circulation							0	0
Debt securities in issue							0	0
Liabilities arising from insurance contracts and participating investment contracts							1,756	1,756
Liabilities arising from non-participating investment contracts							(4,150)	(4,150)
Other liabilities							(896)	(896)
Retirement benefit obligations							0	0
Current tax liabilities							0	0
Deferred tax liabilities							(31)	(31)
Other provisions							(12)	(12)
Subordinated liabilities							0	0
Total liabilities							(3,333)	(3,333)
Equity
Share capital							0	0
Share premium account							0	0
Other reserves							(12)	(12)
Retained profits							(1,923)	(1,923)
Ordinary shareholders’ equity							(1,935)	(1,935)
Other equity instruments							0	0
Total equity excluding non-controlling interests							(1,935)	(1,935)
Non-controlling interests							0	0
Total equity			(3,610)		£ (2,355)		(1,935)	(1,935)
Total equity and liabilities							£ (5,268)	(5,268)
Other changes
Assets
Cash and balances at central banks			0					0
Items in the course of collection from banks			(242)					(147)
Financial assets at fair value through profit or loss			0					0
Derivative financial instruments			0					0
Financial assets at amortised cost			0					0
Financial assets at fair value through other comprehensive income			0					0
Reinsurance assets			0					0
Investments in joint ventures and associates			(385)					(352)
Goodwill			(2,655)					(2,320)
Value of in-force business			(174)					(197)
Other intangible assets			(4,786)					(4,196)
Goodwill and other intangible assets			7,615					6,713
Current tax recoverable			0					0
Deferred tax assets			0					0
Retirement benefit assets			0					0
Other assets			627					499
Total assets			0					0
Liabilities
Deposits from banks			0					0
Customer deposits			0					0
Repurchase agreements at amortised cost			0					0
Items in course of transmission to banks			(372)					(316)
Financial liabilities at fair value through profit or loss			0					0
Derivative financial instruments			0					0
Notes in circulation			0					0
Debt securities in issue			0					0
Liabilities arising from insurance contracts and participating investment contracts			0					0
Liabilities arising from non-participating investment contracts			0					0
Other liabilities			372					316
Retirement benefit obligations			0					0
Current tax liabilities			0					0
Deferred tax liabilities			0					0
Other provisions			0					0
Subordinated liabilities			0					0
Total liabilities			0					0
Equity
Share capital			0					0
Share premium account			0					0
Other reserves			0					0
Retained profits			0					0
Ordinary shareholders’ equity			0					0
Other equity instruments			0					0
Total equity excluding non-controlling interests			0					0
Non-controlling interests			0					0
Total equity			0					0
Total equity and liabilities			£ 0					£ 0

[1]	Restated for presentational changes and for the adoption of IFRS 17; see notes 1, 24 and 25.
[2]	Total equity attributable to owners of the parent was £44,231 million.
[3]	Total equity attributable to owners of the parent was £43,667 million.
[4]	Total equity attributable to owners of the parent was £47,501 million.